Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 85,976	$ 10,321
Accounts receivable, net of allowances for credits and doubtful accounts of $1,800 and $2,804, at December 31, 2021, and 2020, respectively	51,304	40,661
Inventories, net	15,470	5,842
Income taxes receivable	954	0
Prepaid expenses and other receivables	7,448	5,429
Total current assets	161,152	62,253
Non-current assets
Restricted cash	367	372
Property and equipment, net	12,240	13,709
Intangibles assets, net	203,474	240,203
Goodwill	381,962	382,749
Deferred tax assets	0	122
Other long-term assets	407	611
Total assets	759,602	700,019
Current liabilities
Accounts payable	16,004	22,978
Accrued liabilities	21,311	17,209
Income taxes payable	467	244
Current portion of capital lease obligations	191	856
Deferred revenue	6,889	7,772
Current portion of long-term debt and other borrowings, net	3,326	3,161
Total current liabilities	48,188	52,220
Non-current liabilities
Deferred tax liabilities	36,722	42,840
Due to related parties	0	1,615
Warrant liability	286	15,944
Capital lease obligations	264	508
Long-term debt and other borrowings, net	399,115	298,404
Other long-term liabilities	2,884	4,377
Total liabilities	487,459	415,908
Temporary equity
Total temporary equity		263,895
Stockholders' equity
Common stock, voting; par value $0.0001 per share; 315,000,000 shares authorized, 72,027,743 shares issued and outstanding at December 31, 2021; 55,659,643 shares authorized, 30,281,520 shares issued and outstanding at December 31, 2020	7	3
Additional paid-in capital	413,646	135,616
Accumulated other comprehensive loss	(3,331)	(1,677)
Accumulated deficit	(138,179)	(113,726)
Total stockholders' equity	272,143	20,216
Total liabilities, temporary equity and stockholders' equity	$ 759,602	700,019
Series A Preferred Stock [Member]
Temporary equity
Total temporary equity		77,562
Series A1 Preferred Stock [Member]
Temporary equity
Total temporary equity		78,621
Series B Preferred Stock [Member]
Temporary equity
Total temporary equity		90,910
Series C Preferred Stock [Member]
Temporary equity
Total temporary equity		$ 16,802